UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707

13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Secretary & Treasurer
Phone:  (302) 234-5750

Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                    May 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     28-06287                         ABANCO Investments, Ltd.
     28-03420                         Ashford Capital Management
     28-02635                         Gardner, Russo & Gardner
     28-04558                         Parametric Portfolio Associates
     28-10747                         Lazard Investments LLC

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total: $985
                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                     FORM 13F INFORMATION TABLE
                                 Title
                                 of                    Value     SHRS OR   SH/ PUT/   Investment    Other       Voting Authority
        Name of Issuer           Class    CUSIP       (x$1000)   PRN AMT   PRN CALL   Discretion   Managers   Sole    Shared  None
        --------------           ------   -----       --------   -------   --------   ----------   --------   ----    ------  ----
Paxson Communications            Common   704231109        73    18,625       SH        Shared        1               18,625
Primedia                         Common   74157K101        48    17,625       SH        Shared        1               17,625
JPS Textile Group, Inc.          Common   46624E405        51    17,275       SH        Shared        1               17,275
W.R. Grace                       Common   38388F108        50    16,100       SH        Shared        1               16,100
KCS Energy                       Common   482434206       170    15,900       SH        Shared        1               15,900
Lucent Technologies              Common   549463107        63    15,400       SH        Shared        1               15,400
AK Steel Holding                 Common   001547108        85    14,400       SH        Shared        1               14,400
Electroglas                      Common   285324109        63    14,250       SH        Shared        1               14,250
Unitedglobalcom                  Common   913247508       116    13,704       SH        Shared        1               13,704
ADC Telecommunications           Common   000886101        35    12,200       SH        Shared        1               12,200
Infonet Services                 Common   45666T106        24    12,050       SH        Shared        1               12,050
Vitesse Semiconductor            Common   928497106        75    10,600       SH        Shared        1               10,600
Smith and Wollensky Restaurant   Common   831758990       132    20,725       SH         Sole                 20,725
                                                          985

01864.0001 #464072